Research and Development expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research And Development Expenses [Line Items]
Research and Development Expenses	$ 32,500,000	$ 32,700,000	$ 33,700,000
R&D Tax Credit	(5,800,000)	(6,500,000)	(6,000,000)
Grants	0	(100,000)	(1,700,000)
Total	$ 26,686,000	$ 26,115,000	$ 25,089,000